                    Skadden, Arps, Slate, Meagher & Flom LLP
                              155 North Wacker Dr.
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                                  March 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:  Van Kampen Tax-Exempt Trust -- Post-Effective
     Amendment No. 36 to the Registration Statement on Form N-1A -- Rule 485(b) Filing (File Nos.
     2-96030 and 811-4746)

Ladies and Gentlemen:

     Van Kampen Tax-Exempt Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     Pursuant to Rule 485(b)(4) promulgated under the 1933 Act, the undersigned hereby represents that this amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

     Should the staff have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson (630) 684-6301.

                                       Very truly yours,

                                       /s/ Charles B. Taylor
                                       ---------------------
                                       Charles B. Taylor